SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retirement and other post-retirement benefits (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Employee benefit expenses	$ 10,073	$ 6,349